Other equity reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		£ (3,895)	[1]	£ (4,223)	[1]	£ (4,540)
Exchange adjustments		(1,345)		560		360
Net (losses)/gains taken to equity		130		(206)		(304)
Share of net gains/ (losses) of associates taken to equity		1		(5)		1
Transferred to profit or loss		59		(31)		207
Net losses in respect of cash flow hedging of capital expenditure		(14)		(17)		(13)
Tax		(13)		42		12
Cash flow hedges transferred to the statement of financial position, net of tax		(17)		(15)		(18)
Other equity reserves, ending balance	[1]	(5,094)		(3,895)		(4,223)
(Losses)/ gains on exchange adjustments related to the translation of foreign operations		1,507		(545)		(896)
Gains (losses) on hedges of net investments in foreign subsidiaries		183		5		(550)
Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance						(4,540)
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		1,310		750
Exchange adjustments		(1,345)		560		360
Other equity reserves, ending balance		(35)		1,310		750
Translation | Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance						390
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		(75)		61
Net (losses)/gains taken to equity		14		(142)		(206)
Share of net gains/ (losses) of associates taken to equity		1		(5)		1
Transferred to profit or loss		56		14		166
Net losses in respect of cash flow hedging of capital expenditure		(14)		(17)		(13)
Tax		(13)		29		6
Cash flow hedges transferred to the statement of financial position, net of tax		(17)		(15)		(18)
Other equity reserves, ending balance		(48)		(75)		61
Cash flow hedge | Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance						128
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		(50)		17
Net (losses)/gains taken to equity		11		(33)		(107)
Transferred to profit or loss		3		(45)		41
Tax		8		11		7
Other equity reserves, ending balance		(28)		(50)		17
Available- for-sale | Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance				0		88
Other equity reserves, ending balance						0
FVOCI equity
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		25		34
Net (losses)/gains taken to equity		36		(13)
Tax		(10)		4
Other equity reserves, ending balance		51		25		34
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		31		48
Net (losses)/gains taken to equity		80		(15)		2
Tax				(2)
Other equity reserves, ending balance		111		31		48
Own credit
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		10		13
Net (losses)/gains taken to equity		(11)		(3)		7
Tax		2		0		(1)
Other equity reserves, ending balance		1		10		13
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		19		19
Other equity reserves, ending balance		19		19		19
Capital redemption | Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance						19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance		(5,165)		(5,165)
Other equity reserves, ending balance		£ (5,165)		£ (5,165)		(5,165)
Merger | Previously reported
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance						£ (5,165)

[1]	Comparative amounts have been revised as described in note 1F.